TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of loss by tax jurisdictions

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss from the Chinese mainland operations	2,225,317	1,402,607	461,858
Loss from the non-Chinese mainland operations	257,368	610,239	1,500,697
Total losses before tax	2,482,685	2,012,846	1,962,555

Schedule of current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	—	171	—
Deferred tax benefits	(11,558)	(5,012)	(5,012)
Income tax benefits	(11,558)	(4,841)	(5,012)

Schedule of reconciliation of the difference between the chinese mainland statutory income tax rate and the group's effective income tax rate

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory tax rate	25.0%	25.0%	25.0%
Effect on tax rates in different tax jurisdictions	(2.6)%	(7.6)%	(19.1)%
Changes in valuation allowance	(25.6)%	(19.5)%	(7.6)%
Other expenses not deductible for tax purposes	(0.1)%	(0.2)%	(1.0)%
Expired tax loss	(0.6)%	(1.4)%	0.0%
Additional deduction of research and development expense	4.2%	6.8%	4.4%
Others	0.2%	(2.9)%	(1.4)%
Effective tax rate	0.5%	0.2%	0.3%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
- Net operating loss carry forwards	3,045,224	3,108,434
- Advertising expenses	173,525	231,505
- Allowance for accounts receivable	2,663	10,727
- Accrued expenses and others	1,760	21,490
Less: valuation allowance	(3,223,172)	(3,372,156)
Net deferred tax assets	—	—
Deferred tax liabilities
- Identifiable intangible assets from business combination	21,988	16,979
Total deferred tax liabilities	21,988	16,979

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	2,195,870	2,830,917	3,223,172
Addition, net	635,047	392,255	148,984
Balance at end of the year	2,830,917	3,223,172	3,372,156